February 4, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Renaissance Capital Greenwich Funds – (the “Registrant”)

File Nos. 333-21311 and 811-08049

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Prospectus and Statement of Additional Information does not differ from that contained in Post-Effective Amendment No. 75 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2019 (Accession Number: 0001580642-19-000352).

If there are any questions concerning this filing, please call me directly at (203) 622-2978.

Sincerely,

/s/ Linda Killian

Linda Killian

Secretary